Intangible Assets (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	IT platform	Development costs	Total
	US$	US$	US$
Cost
As of February 28, 2019	—	—	—
Additions	—	300,149	300,149
Reclassification to IT platform	300,149	(300,149)	—
As of February 29, 2020	300,149	—	300,149
Additions	9,457,562	204,448	9,662,010
Reclassification to IT platform	186,317	(186,317)	—
As of February 28, 2021	9,944,028	18,131	9,962,159
Accumulated amortisation and impairment loss
As of February 28, 2019	—	—	—
Amortisation for the year	(9,172)	—	(9,172)
As of February 29, 2020	(9,172)	—	(9,172)
Amortisation for the year	(141,644)	—	(141,644)
Impairment loss	(1,907,503)		(1,907,503)
As of February 28, 2021	(2,058,319)	—	(2,058,319)
Carrying amounts
As of 29 February 2020	290,977	—	290,977
As of 28 February 2021	7,885,709	18,131	7,903,840